STOCKHOLDERS' DEFICIT - Securities Purchase Agreement (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	May 11, 2026 agreement $ / shares shares	Jun. 27, 2024 USD ($) $ / shares shares	Jul. 17, 2023 USD ($) $ / shares shares	Feb. 28, 2026 USD ($) $ / shares agreement	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2023 shares
STOCK CAPITAL
Net proceeds | $					$ 187	$ 186,000
Private Placement
STOCK CAPITAL
Purchase price per share				$ 0.6
Securities issuance, number of securities purchase agreement | agreement				2
Maximum aggregate issuance | $				$ 2,000,000
Private Placement | Subsequent events
STOCK CAPITAL
Purchase price per share				$ 0.6
Securities issuance, number of securities purchase agreement				2
Maximum aggregate issuance | $				$ 2,000,000
Private Placement | Pre Funded Warrants
STOCK CAPITAL
Warrants issue price per unit				0.59995
Class of warrant exercise price				$ 0.00005
Private Placement | Pre Funded Warrants | Subsequent events
STOCK CAPITAL
Warrants issue price per unit				0.59995
Class of warrant exercise price				$ 0.00005
Private Placement | Common warrants
STOCK CAPITAL
Class of warrant exercise price				$ 1
Warrant exercisable, percentage of purchased units				120.00%
Private Placement | Common warrants | Subsequent events
STOCK CAPITAL
Class of warrant exercise price				$ 1
Warrant exercisable, percentage of purchased units				120.00%
Securities purchase agreement | Public offering
STOCK CAPITAL
Aggregate shares sold | shares		527,918	270,270
Warrants to purchase shares of common stock | shares			270,270
Purchase price per share		$ 5.4	$ 27.75
Gross proceeds | $		$ 4,000	$ 7,500
Issuance costs | $		356
Net proceeds | $		$ 3,644
After issuance date, warrants become exercisable (in months)		6 months
Warrants term		5 years	5 years
Class of warrant exercise price		$ 5.868	$ 30
Securities purchase agreement | Public offering | Pre Funded Warrants
STOCK CAPITAL
Warrants to purchase shares of common stock | shares		212,823
Warrants issue price per unit		5.399
Class of warrant exercise price		$ 0.00005
Number of shares issued on exercise of each warrant | shares		1
Securities purchase agreement | Public offering | Unregistered Warrants
STOCK CAPITAL
Warrants to purchase shares of common stock | shares		1,111,111
Securities purchase agreement | Private Placement | Subsequent events
STOCK CAPITAL
Aggregate shares sold | shares	210,526
Warrants to purchase shares of common stock | shares	252,630
Purchase price per share	$ 0.95
Warrants term	5 years
Class of warrant exercise price	$ 1.45
Securities issuance, number of securities purchase agreement | agreement	2
Warrant exercisable, percentage of purchased units	120.00%
Private placement warrants | July 2023 warrants
STOCK CAPITAL
Warrants to purchase shares of common stock | shares							270,270